Interest Expense (Net) - Summary of Interest Expense (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Interest costs [abstract]
Gross interest expense	₨ 72,714.5	$ 1,051.5	₨ 59,734.5	₨ 55,306.7
Less: Interest capitalized	(15,128.5)	(218.8)	(12,943.2)	(12,941.0)
Total	₨ 57,586.0	$ 832.7	₨ 46,791.3	₨ 42,365.7